COMMITMENTS - SCHEDULE OF FUTURE MINIMUM PAYMENTS UNDER OPERATING LEASE AGREEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017	$ 7,788
2018	7,526
2019	5,356
2020	5,263
2021	5,094
Thereafter	14,275
Total	45,302
Expenses charged to operations under operating lease agreements	15,500	$ 10,900	$ 11,700
Purchase Obligation
Other Commitments [Line Items]
Purchase obligation related to web hosting services due in 2017	10,000
Purchase obligation related to web hosting services due in 2018	10,000
Surety Bond
Other Commitments [Line Items]
Funding commitments	$ 100